RELATED PARTY TRANSACTIONS (Details) - Herbal Brands, Inc. $ / shares in Units, $ in Thousands		1 Months Ended
	May 03, 2019 USD ($) $ / shares shares	Apr. 30, 2019 USD ($) $ / shares shares	Aug. 31, 2020 $ / shares shares
Rock Cliff, Herbal Brands Loan
Related Party Transaction [Line Items]
Repayments of related party debt | $	$ 8,500
Interest rate	8.00%
Rock Cliff
Related Party Transaction [Line Items]
Number of securities called by warrants or rights | shares			63,597
Strike price | $ / shares			$ 26.73
Series C Preferred Stock | Rock Cliff
Related Party Transaction [Line Items]
Number of securities called by warrants or rights | shares	193,402	193,402
Conversion ratio	1	1
Strike price | $ / shares	$ 8.79	$ 8.79
Class of warrant or right, fair value | $	$ 717	$ 717